Account Payables and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Account Payables and Accrued Expenses
Schedule of account payables and accrued expenses

As at December 31:	2024	2023
Trade and account payables	$4,455	$2,244
Deposit liabilities	7,443	7,767
Interest payables	725	500
Value-added, goods and services and other taxes (other than income taxes)	2,026	1,353
Compensation	139	159
Contract liabilities under contracts with customers	—	2,088
Lease liabilities	—	311
Due to an affiliate (see Note 24)	—	1,622
	$14,788	$16,044

Schedule of movement of contract liabilities under contracts with customers

	2024	2023
Balance, beginning of the year	$2,149	$1,916
Considerations received	1,668	1,142
Reclassification to profit or loss upon satisfaction of performance obligations	(1,266)	(909)
Reclassification to liabilities related to assets held for sale	(2,551)	—
Balance, end of the year	$—	$2,149

Schedule of contract liabilities expects to recognize as revenue

	2024	2023
Year 1 after the year-end (included in current liabilities)	$—	$2,088
Year 2 after the year-end (included in non-current liabilities)	—	61
	$—	$2,149

Schedule of lease liabilities

	2024	2023	2022
Interest expense	$3	$20	$28
Expense relating to short-term leases with payments directly charged to profit or loss	376	484	438
Expense relating to leases of low-value assets with payments directly charged to profit or loss	—	9	—
Expense relating to variable lease payments not included in the measurement of lease liabilities	—	—	—
Total cash outflows for leases	792	907	816
Gain on COVID-19-related rent concessions	—	—	(47)
Depreciation charge for right-of-use assets (see Note 11)	360	364	349
Carrying amount of right-of-use assets at the end of the reporting period (see Note 11)	—	265	628

Schedule of future lease payments included in the measurement and principal amounts of the lease liabilities

Years ended December 31:	December 31, 2024	December 31, 2023
2024	$—	$316
2025	—	3
	$—	$319